Financial Risk Management - Schedule of Trade Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)
Schedule of Trade Receivables [Line Items]
Trade receivables	RM 6,261,073	$ 1,543,657	RM 6,274,545
ECL	(173,980)		(141,849)
Trade receivables, net	6,087,093	1,500,762	6,132,696	$ 1,512,006
Trade receivables, net (in Dollars)	6,087,093	1,500,762	6,132,696	1,512,006
Not Past Due [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	5,152,221		4,944,289
ECL	(144,815)		(119,697)
Trade receivables, net	5,007,406	1,234,567	4,824,592	1,189,495
Trade receivables, net (in Dollars)	5,007,406	1,234,567	4,824,592	1,189,495
30 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	414,732		987,992
ECL	(11,557)		(17,482)
Trade receivables, net	403,175	99,402	970,510	239,278
Trade receivables, net (in Dollars)	403,175	99,402	970,510	239,278
31 Days to 60 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	691,811		336,636
ECL	(17,508)		(4,393)
Trade receivables, net	674,303	166,248	332,243	81,914
Trade receivables, net (in Dollars)	674,303	166,248	332,243	81,914
61 Days to 90 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables			5,628
ECL			(277)
Trade receivables, net			5,351	1,319
Trade receivables, net (in Dollars)			5,351	1,319
91 Days to 120 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables	2,309
ECL	(100)
Trade receivables, net	2,209	545
Trade receivables, net (in Dollars)	2,209	545
>120 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables
ECL
Trade receivables, net
Trade receivables, net (in Dollars)
91 Days to 120 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables
ECL
Trade receivables, net
Trade receivables, net (in Dollars)